Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitment and contingencies [Line Items]
Deferred Rent Credit, Current	$ 300,000
Long-term Debt
2013	18,250,000
2014	18,250,000
2015	18,250,000
2016	180,063,000
2017	0
Thereafter	180,312,000
Total	415,125,000
Operating Leases
2013	15,012,000
2014	12,809,000
2015	9,871,000
2016	8,015,000
2017	5,796,000
Thereafter	8,516,000
Total	60,019,000
Related Party
2013	1,066,000
2014	1,190,000
2015	1,169,000
2016	1,302,000
2017	1,282,000
Thereafter	6,659,000
Total	12,668,000
Total
2013	16,078,000
2014	13,999,000
2015	11,040,000
2016	9,317,000
2017	7,078,000
Thereafter	15,175,000
Total	72,687,000
Deferred rent liability, noncurrent	4,000,000	3,400,000
Rent expense	17,600,000	15,400,000	11,400,000
Self Insurance Reserve	2,200,000	2,700,000
Workers' Compensation and Medical Malpractice Receivable, Current	13,370,000	14,390,000
Letters of credit outstanding	3,200,000	2,700,000
contingent consideration maximum	11,000,000
Income tax reserve in other long-term liabilities	900,000
Other Liabilities, Current	$ 20,729,000	$ 26,460,000
Apex Systems
Total
Number of leased properties owned by related parties (in number of properties)	2